Property and Equipment, net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 5

Property and Equipment, net:

The following table shows the property and equipment acquired during the six months ended June 30, 2021 and the year ended December 31, 2020:

	June 30, 2021	December 31, 2020
	(unaudited)
Cost
Furniture and fixtures	$6,536	$-
Software	26,219	-
Total cost	32,755	-
Accumulated depreciation	(5,022)	-

Total property and equipment, net	$27,733	$-

Deprecation and related amortization expense was $5,022 for the six months ended June 30, 2021.